Digital Currencies - Schedule of holdings of digital currencies (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	$ 165,177	$ 161,645
Bitcoin [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	164,860	161,258	$ 65,772
Ethereum Classic [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	113	196	$ 117
Other coins [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	$ 204	$ 191